EXPLANATORY NOTE

Incorporated herein by reference is the definitive version of the prospectus for Brookfield Global Listed Infrastructure Fund, Brookfield Global Listed Real Estate Fund, Brookfield Real Assets Debt Fund, Brookfield Real Assets Securities Fund and Brookfield U.S. Listed Real Estate Fund, each, a series of Brookfield Investment Funds, which was filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on May 4, 2020 (SEC Accession No. 0001104659-20-056175).

Registrant Name	Fund Name and Classes	SEC Accession Number
Brookfield Investment Funds

Brookfield Global Listed Infrastructure Fund — Classes A, C, I and Y

Brookfield Global Listed Real Estate Fund — Classes A, C, I and Y

Brookfield Real Assets Debt Fund — Classes A, C, I and Y

Brookfield Real Assets Securities Fund — Classes A, C, I and Y

Brookfield U.S. Listed Real Estate Fund — Classes A, C, I and Y

0001104659-20-056175

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase